UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                                    FORM 13F
                              FORM 13F COVER PAGE


       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2013

       CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: ______________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  875 Third Avenue, 11th Floor, New York, NY  10022
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Stephen Feinberg               New York, NY                  05/15/2013
---------------------            --------------                ------------
[Signature]                      [City, State]                 [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:                     0
----------------------------------                    ---


Form 13F Information Table Entry Total:               6
---------------------------------------              ---


Form 13F Information Table Value Total:       $419,452   (thousands)
---------------------------------------      --------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
----

                                Stephen Feinberg
                                   Form 13F
                                 March 31, 2013


                           FORM 13F INFORMATION TABLE



   COLUMN 1                  COLUMN 2         COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------    -------------      ---------  ----------  --------------------  --------  --------  ----------------------
                             Title of                    Value       Shares/   SH/  PUT/  INVSTMT    OTHER          VOTING AUTH
Name of Issuer                 Class          Cusip     (x1000)      PRN AMT   PRN  CALL  DSCRETN    MNGRS    SOLE       SHRD   NONE
----------------------    -------------      ---------  ----------  ---------  ---  ----  --------  --------  ----------------------
BLUELINX HLDGS INC            COM             09624H109  $134,344   47,138,267  SH         SOLE     N/A       47,138,267
DIGITALGLOBE INC              COM NEW         25389M877  $ 70,237    2,429,494  SH         SOLE     N/A        2,429,494
DORAL FINL CORP               COM NEW         25811P886  $    539      765,418  SH         SOLE     N/A          765,418
GRIFOLS S A                   SP ADR REP
                              B NVT           398438408  $  9,358    2,390,844  SH         SOLE     N/A        2,390,844
SANDRIDGE ENERGY INC          COM             80007P307  $ 29,424    5,583,360  SH         SOLE     N/A        5,583,360
TOWER INTL INC                COM             891826109  $175,550   12,467,866  SH         SOLE     N/A       12,467,866


-------------------------------------------------------